CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Activities
Net loss	$ (10,416,643)	$ (5,385,803)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	24,737	27,635
Common stock issued for services rendered	240,000	320,533
Stock-based compensation expense	704,524	135,546
Preferred stock of subsidiary issued for interest on notes payable	0	20,784
Interest related to beneficial conversion feature	1,200,433	1,620,955
Income from forgiveness of debt	0	(115,000)
Note discount amortized as interest	1,357,134	159,657
Deferred charges expensed as interest	937,234	142,836
Loss (gain) on change in fair value of warrant liability	944,291	(242,052)
Changes in operating assets and liabilities:
Accounts receivable, net	36,022	(60,516)
Inventories, net	130,205	41,033
Prepaid expenses and other current assets	23,911	38,771
Deferred charges, net	(258,181)	(436,222)
Security deposits	(15,963)	0
Accounts payable	(197,567)	(123,624)
Customer deposits	3,079	(154,675)
Accrued interest payable	424,033	86,328
Accrued expenses	67,992	(2,767)
Net cash used in operating activities	(4,794,759)	(3,926,581)
Investing Activities
Purchases of fixed assets	(36,633)	(11,606)
Net cash used in investing activities	(36,633)	(11,606)
Financing Activities
Proceeds from issuance of common stock	3,670,337	825,000
Repayment of borrowings	(275,000)	(1,924,957)
Repayment of borrowings from shareholders	0	(71,500)
Proceeds from notes payable	2,600,000	6,497,100
Repayments under capital lease obligation	(1,206)	0
Net decrease in due to related party	(5,343)	(5,077)
Net cash provided by financing activities	5,988,788	5,320,566
Net change in cash and cash equivalents	1,157,396	1,382,379
Cash and cash equivalents at beginning of period	1,386,502	4,123
Cash and cash equivalents at end of period	2,543,898	1,386,502
Supplemental cash flow information:
Cash paid for interest	270,586	43,642
Cash paid for income taxes	0	0
Noncash investing and financing activities:
Preferred stock of subsidiary issued for conversion of debt, including accrued interest	0	3,084,474
Common stock issued for conversion of debt, including accrued interest	7,346,590	0
Common stock, warrants and options issued for services	240,000	456,079
Unamortized portion of debt discount	0	463,235
Portion of debt discount in deferred charges	0	118,136
Beneficial conversion feature recorded to additional paid-in capital	1,200,433	1,620,955
Preferred shares of subsidiary not converting at merger	0	1,184,450
Purchase of fixed assets financed under a capital lease obligation	11,599	0
Warrant Liability reclassified to paid-in capital	2,577,014	0
Issuance of warrant liability	$ 1,133,747	$ 741,028